Significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2020
Significant accounting policies
Basis of preparation

2.1  Basis of preparation

The consolidated financial statements for March 31, 2020 have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The Accounting policies have been consistently applied by the Group for all the periods presented in these financial statements, except in relation to the new standards adopted on April 1, 2019 (Refer Note 2.2).

The consolidated financial statements of the Company for the year ended March 31, 2020 were authorized for issuance by the Parent’s board of directors on July 31, 2020.

The consolidated financial statements are prepared on historical cost basis, except for financial instruments which are classified as fair value through profit or loss or fair value through other comprehensive income/ loss.

All amounts have been rounded to the nearest thousand, unless otherwise indicated.

New standards, interpretations and amendments adopted by the Group

2.2  New standards, interpretations and amendments adopted by the Group

IFRS 16 Leases

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognise most leases on the balance sheet.

The Group adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of April 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognised at the date of initial application.

The effect of adoption IFRS 16 as at April 1, 2019 (increase/(decrease)) is, as follows:

Assets	As at March 31, 2019	Adjustments due to adoption of IFRS 16	Balance at April 1, 2019
Non-current assets
Property, plant and equipment	155,434	(6,294)	149,140
Right-of-use assets	—	189,988	189,988
Deferred tax asset	123,169	1,039	124,208
Other non-financial assets	254,914	(12,922)	241,992

Equity and liabilities
Equity
Accumulated deficit	(17,256,409)	(28,562)	(17,284,971)
Total non-controlling interest	19,421	(431)	18,990
Non-current liabilities
Borrowings	24,587	164,168	188,755
Other non-financial liability	2,303	(2,303)	—
Current liabilities
Borrowings	1,151,818	42,156	1,193,974
Other current liabilities	1,068,377	(3,217)	1,065,160

The Group has lease contracts for buildings, motor vehicles and other equipments. Before the adoption of IFRS 16, the Group classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease.

Upon adoption of IFRS 16, the Group applied a single recognition and measurement approach for all leases except for short-term leases. The standard provides specific transition requirements and practical expedients, which have been applied by the Group.

Refer to Note 2.5 for the accounting policy of leases.

Leases previously classified as finance leases

The Group did not change the initial carrying amounts of recognised assets and liabilities at the date of initial application for leases previously classified as finance leases (i.e., the right-of-use assets and lease liabilities equal the lease assets and liabilities recognised under IAS 17). The requirements of IFRS 16 were applied to these leases from April 1, 2019.

Leases previously accounted for as operating leases

The Group recognised right-of-use assets and lease liabilities for those leases previously classified as operating leases, except for short-term leases.  The right-of-use assets for most leases were recognised based on the carrying amount as if the standard had always been applied, apart from the use of incremental borrowing rate at the date of initial application,  adjusted for any related prepaid and accrued lease payments previously recognised. Lease liabilities were recognised based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application. For more information on incremental borrowing rate, refer to Note 4.2.

The Group also applied the available practical expedients wherein it:

a)	Used a single discount rate to a portfolio of leases with reasonably similar characteristics
b)	Applied the short-term leases exemptions to leases with lease term that ends within 12 months of the date of initial application
c)	Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application
d)	Used hindsight in determining the lease term where the contract contained options to extend or terminate the lease

Based on the above, as at April 1, 2019:

•

Right-of-use assets of INR 189,988 were recognised and presented separately in the statement of financial position. This includes the lease assets recognised previously under finance leases of INR 6,294 that were reclassified from Property, plant and equipment.

•	Additional lease liabilities of INR 210,130 (included in Interest bearing loans and borrowings) were recognised.
•	Other non-financial assets of INR 12,922 and Other current liabilities of INR 3,217 related to previous operating leases were derecognised.
•	Deferred tax liabilities decreased by INR 1,039 because of the deferred tax impact of the changes in assets and liabilities.
•	The net effect of these adjustments had been adjusted to retained earnings INR 28,562 and non-controlling interest INR 431.

The lease liabilities as at April 1, 2019 can be reconciled to the operating lease commitments as of March 31, 2019, as follows:

Assets	April 1, 2019
Operating lease commitments as at April 1, 2019	759,046
Weighted average incremental borrowing rate as at April 01, 2019	14.40%
Discounted operating lease commitments as at April 01, 2019	226,839

Less:
Commitments relating to short-term leases	(20,515)
Add:
Commitments relating to leases previously classified as finance leases	3,806
Lease liabilities as at April 1, 2019	210,130

IFRIC Interpretation 23 Uncertainty over Income Tax Treatments

In June 2017, IASB issued IFRIC Interpretation 23 Uncertainty over Income Tax Treatments which is to be applied while performing the determination of taxable profit (or loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. According to IFRIC 23, companies need to determine the probability of the relevant tax authority accepting each tax treatment, or group of tax treatments, that the companies have used or plan to use in their income tax filing which has to be considered to compute the most likely amount or the expected value of the tax treatment when determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.

The Company adopted IFRIC 23 effective April 1, 2019. The adoption has no material impact on the consolidated financial statements.

Amendment to IAS19—plan amendment, curtailment or settlement:

On February 7, 2018, the IASB issued amendments to the guidance in IAS 19, ‘Employee Benefits’, in connection with accounting for plan amendments, curtailments and settlements.

The amendments require an entity:

•	to use updated assumptions to determine current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement; and
•

to recognize in profit or loss as part of past service cost, or a gain or loss on settlement, any reduction in a surplus, even if that surplus was not previously recognized because of the impact of the asset ceiling. Effective date for application of this amendment is annual period beginning on or after January 1, 2019, although early application is permitted.

The Company adopted IAS 19 effective April 1, 2019. The adoption has a no material impact on the consolidated financial statements.

Basis of consolidation

2.3  Basis of consolidation

The consolidated financial statements comprise the financial statements of the Parent Company and its subsidiaries as disclosed in Note 6.

A subsidiary is an entity controlled by the Group. Control exists when the parent has power over the entity, is exposed, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns by using its power over the entity. Power is demonstrated through existing rights that give the ability to direct relevant activities, those which significantly affect the entity’s returns.

Subsidiaries are fully consolidated from the date on which the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies and accounting period in line with those used by the Group. All intra-group transactions, balances, income and expenses and cash flows are eliminated on consolidation.

Non-controlling interest is the equity in a subsidiary not attributable, directly or indirectly, to a parent. Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Group’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the business combination and the Non-controlling interests’ share of changes in equity since that date.

Profit or loss and each component of other comprehensive income/ loss (OCI) are attributed to the equity holders of the parent of the Group and to the Non-controlling interests, even if this results in the Non-controlling interests having a deficit balance.

A change in the ownership interest of a subsidiary, without a change of control, is accounted for as an equity transaction.

Foreign currencies

2.4  Foreign currencies

The Group’s presentation currency is Indian national rupee (INR). The Parent Company’s functional currency is United States dollar (USD). The Company’s operations are conducted through the subsidiaries and equity accounted investee where the local currency is the functional currency and the financial statements of such entities are translated from their respective functional currencies into INR.

Group companies

On consolidation, the assets and liabilities of foreign operations are translated into presentation currency at the rate of exchange prevailing at the reporting date and their statement of profit or loss and other comprehensive loss are translated at average exchange rates prevailing during the year ended March 31, 2020, March 31, 2019 and March 31, 2018, except for transactions where there is a significant difference in the exchange rate, in which cases, the transactions are reported using rate of that date. The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognized in the statement of profit or loss and other comprehensive loss.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transactions first qualify for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in the statement of profit or loss and other comprehensive loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognised in OCI or profit or loss are also recognised in OCI or profit or loss, respectively).

Convenience translation

The consolidated financial statements are stated in thousands of INR. However, solely for the convenience of the readers, the consolidated statement of financial position as at March 31, 2020, the consolidated statement of profit or loss and other comprehensive loss for the year ended March 31, 2020 and consolidated statement of cash flows for the year ended March 31, 2020 were converted into USD at the exchange rate of 75.39 INR per USD, which is based on the noon buying rate as at March 31, 2020, in The City of New York for cable transfers of Indian rupees as certified for customs purposes by the Federal Reserve Bank of New York. This arithmetic conversion should not be construed as representation that the amounts expressed in INR may be converted into USD at that or any other exchange rate as well as that such numbers are in compliance as per the requirements of IFRS.  Such convenience translation is not subject to audit by the Company’s Independent Registered Public Accounting Firm.

Joint ventures

Joint ventures

The Group’s investment in its joint venture is accounted for using the equity method. Under the equity method, the investment in the joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the joint venture since the acquisition date. The statement of profit or loss and other comprehensive loss reflects the Group’s share of the results of operations of the joint venture. In addition, when there has been a change recognized directly in the equity of the joint venture, the Group recognizes its share of any changes, when applicable, in the statement  of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the joint venture are eliminated to the extent of the interest in the joint venture.

The financial statements of the joint venture are prepared for the same reporting period as that of the Group.

At each reporting date, the Group determines whether there is objective evidence that the investment in the joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value, and then recognizes the loss as ‘Share of loss of a joint venture’ in the statement of profit or loss and other comprehensive loss.

Business combinations and goodwill

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value. Acquisition-related costs are expensed as incurred in statement of profit or loss and other comprehensive loss.

When the Group acquires a business, it assesses the assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for Non-controlling Interest over the fair value of the identifiable net assets acquired and liabilities assumed. If the fair value of the identifiable net assets acquired is in excess of the aggregate consideration transferred, the Group reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the statement of profit or loss and other comprehensive loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s Cash Generating Units (CGUs) (refer to Note 20) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Business combinations which do not fall under the scope as defined under IFRS 3, are accounted in accordance with relevant IFRS as issued by the IASB and other relevant pronouncements.

Revenue recognition

Revenue recognition

We generate our revenue from contracts with customers. We recognize revenue when we satisfy a performance obligation by transferring control of the promised services to a customer in an amount that reflects the consideration that we expect to receive in exchange for those services. When we act as an agent in the transaction under IFRS 15, we recognize revenue only for our commission on the arrangement. The Group has concluded that it is acting as agent in case of sale of airline tickets, hotel bookings, sale of rail and bus tickets as the supplier is primarily responsible for providing the underlying travel services and the Group does not control the service provided by the supplier to the traveler and as principal in case of sale of holiday packages since the group controls the services before such services are transferred to the traveler.

The Group provides travel products and services to leisure customers (B2C—Business to Consumer), corporate travelers (B2E—Business to Enterprise) and B2B2C (Business to Business to Consumer) travel agents in India and abroad. The revenue from rendering these services is recognized in the statement of profit or loss and other comprehensive loss once the services are rendered. This is generally the case 1) on issuance of ticket in case of sale of airline tickets 2) on date of hotel booking and 3) on the date of completion of outbound and inbound tours and packages.

The application of our revenue recognition policies and a description of our principal activities, organized by segment, from which we generate our revenue, are presented below.

Air Ticketing

We receive commissions or service fees from the travel supplier/bank and/or travelling customer. Revenue from the sale of airline tickets is recognized as an agent on a net commission earned basis. Revenue from service fee is recognized on earned basis. Both the performance obligations are satisfied on issuance of airline ticket to the traveler. We record a allowance for cancellations at the time of the transaction based on historical experience.

Incentives from airlines are recognized when the performance thresholds under the incentive schemes are achieved or are probable to be achieved at the end of periods.

Hotels and Packages

Revenue from hotel reservation is recognized as an agent on a net commission earned basis. Revenue from service fee from customer is recognized on earned basis. Both the performance obligations are satisfied on the date of hotel booking. We record an allowance for cancellations at the time of booking on this revenue based on historical experience.

Revenue from packages are accounted for on a gross basis as the Group is determined to be the primary obligor in the arrangement, that is the risks and responsibilities are taken by the Group including the responsibility for delivery of services. Cost of delivering such services includes cost of hotels, airlines and package services and is disclosed as service cost.

Other Services

Revenue from other sources, primarily comprising advertising revenue, revenue from sale of rail and bus tickets and fees for facilitating website access to travel insurance companies are being recognized as the services are being performed. Revenue from the sale of rail and bus tickets is recognized as an agent on a net commission earned basis.

Revenue is recognized net of allowances for cancellations, refunds during the period and taxes.

Revenue is allocated between the loyalty program and the other components of the sale. The amount allocated to the loyalty programme is deferred, and is recognized as revenue when the Group fulfills its obligations to supply the products/services under the terms of the program.

The Group  receives  upfront  fee from  Global  Distribution  System (“GDS”)  providers  for  facilitating the  booking of  airline tickets  on  its website or other distribution channels to travel agents for using their system, as the group recognizes  revenue for actual airline tickets sold over the total number of airline tickets to be sold over the term of the agreement, in both cases using such GDS platforms, and the balance amount is recognized as deferred revenue under contract liabilities.

The Group incurs certain marketing and sales promotion expenses which get reduced from revenue. This includes the cost for upfront cash incentives and select loyalty programs as incurred for customer inducement and acquisition for promoting transactions across various booking platforms.

Contract balances

Contract balances

Contract assets

A contract asset is the right to consideration in exchange for services transferred to the customer. If the Group performs by transferring services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.

Contract liabilities

A contract liability is the obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.

Government grants

Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions have been complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

The Group has assessed and determined to present grants as other income in the statement of profit or loss and other comprehensive loss.

Marketing and sales promotion expenses

Marketing and sales promotion expenses

Marketing and sales promotion expenses primarily comprise of online, television, radio and print media advertisement costs as well as event driven promotion cost for the Group’s products and services. Such costs are the amounts paid to or accrued towards advertising agencies or direct service providers for advertising on websites, television, print formats, search engine marketing and any other media. Advertising and business promotion costs are recognized when incurred.

Additionally, the Group also incurs customer inducement and acquisition costs for acquiring customers and promoting transactions across various booking platforms such as upfront cash incentives, which when incurred are recorded as a reduction from revenue with effect from April 1, 2018 after the adoption of IFRS-15.

Finance income and costs

Finance income and costs

Finance income comprises interest income on term deposits. Interest income is recognized as it accrues in the statement of profit or loss and other comprehensive loss, using the effective interest rate method (EIR).

Finance cost comprises interest expense on borrowings, interest expense on lease liability and unwinding of the discount on provisions. Interest expense is recognized in the statement of profit or loss and other comprehensive loss using EIR.

Taxes

Taxes

Current tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries where the Group operates and generate taxable income.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the statement of profit or loss and other comprehensive loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax liabilities are recognized for all taxable temporary differences.

Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and any unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside consolidated statement of profit or loss are  recognized outside profit or loss. Deferred tax items are recognized, in correlation to the underlying transaction either in other comprehensive income/loss or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxation authority.

Minimum Alternative Tax

Minimum Alternative Tax (‘MAT’) expense under the provisions of the Indian Income-tax Act, 1961 is recognized as an asset in the statement of financial position when it is probable that future economic benefit associated with it in the form of adjustment of future income tax liability, will flow to the Company and the asset can be measured reliably. MAT credit entitlement is set off to the extent allowed in the year in which the Company becomes liable to pay income taxes at the enacted tax rates. MAT credit entitlement is reviewed on every period end and is written down to reflect the amount that is reasonably certain to be set off in future years against the future income tax liability. MAT credit entitlement is included as part of deferred tax asset.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. All repair and maintenance costs are recognized in the statement of profit or loss and other comprehensive loss as incurred.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss and other comprehensive loss when the asset is derecognized.

Depreciation is calculated on straight line basis using the rates arrived at based on the estimated useful lives of the assets as follows:

Computer and peripherals	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	Term of loan/lease or useful life (5 - 7 years as applicable) whichever is shorter.

Leasehold improvements are amortized over the lower of primary lease period or economic useful life.

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Intangible assets

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization (calculated on a straight-line basis over their useful lives) and accumulated impairment losses, if any.

Technology related development costs incurred by the Group are measured at cost less accumulated amortization and accumulated impairment losses. Cost includes expenses incurred during the application development stage. The costs related to planning and post implementation phases of development are expensed as incurred.

Internally generated intangibles, excluding capitalized development costs, are not capitalized. Instead, the related expenditure is recognized in the statement of profit or loss and other comprehensive loss in the period in which the expenditure is incurred.

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

•	The technical feasibility of completing the intangible asset so that the asset will be available for use or sale
•	Its intention to complete and its ability and intention to use or sell the asset
•	How the asset will generate future economic benefits
•	The availability of resources to complete the asset
•	The ability to measure reliably the expenditure during development

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit in the statement of profit or loss and other comprehensive loss.

Goodwill is initially recognized at cost and is subsequently measured at cost less any accumulated impairment losses.

On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the profit or loss recognized in the statement of profit or loss and other comprehensive loss on disposal.

Intangible assets with finite life are amortized over the useful economic life on straight line basis and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset is reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets is recognized in the statement of profit or loss and other comprehensive loss.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. During the period of development, the asset is tested for impairment annually.

Intangible assets are amortized as below:

Agent / Supplier relationships	2.5 - 10 years
Non-compete agreements	3.5 - 6.5 years
Trademarks	10 - 20 years
Intellectual property rights	3 years
Computer software and websites	3 to 10 years or license period, whichever is shorter
Customer relationships	4 to 15 years

Group as a lessee

Group as a lessee

The Group’s lease asset classes primarily consist of leases for buildings, motor vehicles and other equipment. The Group assesses whether a contract contains a lease, at inception of a contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group assesses whether: (1) the contract involves the use of an identified asset (2) the Group has substantially all of the economic benefits from use of the asset through the period of the lease and (3) the Group has the right to direct the use of the asset.

i)	Right-of-use assets

The Group recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets

The Group applies a single recognition and measurement approach for all leases, except for short-term leases (twelve months or less). The Group recognises lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Certain lease arrangements include the options to extend or terminate the lease before the end of the lease term  ROU assets and lease liabilities includes these options when it is reasonably certain that they will be exercised.

The ROU assets are initially recognized at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or prior to the commencement date of the lease plus any initial direct costs less any lease incentives. They are subsequently measured at cost less accumulated depreciation and impairment losses.

ROU assets are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets.

ii) Lease liabilities

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate in the country of domicile of these leases at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term or change in the lease payments.

The Group’s lease liabilities are included in Borrowings.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and  do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognised as expense on a straight-line basis over the lease term.

The adoption of IFRS 16 has resulted in additional disclosures. Refer to Note 44.

Financial instruments

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i) Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, at fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at amortized cost (debt instruments)

•	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)

•	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

•	Financial assets at fair value through profit or loss

Financial assets at amortized cost (debt instruments)

The Group measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired

The Group’s financial assets at amortized cost includes trade receivables, term deposits, security deposits and employee loans. For more information on receivables, refer to Note 26.

Financial assets at fair value through OCI (debt instruments)

The Group measures debt instruments at fair value through OCI if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling, and,

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets designated at fair value through OCI (equity instruments)

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under "IAS 32 Financial Instruments: Presentation" and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value.

Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortised cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	The rights to receive cash flows from the asset have expired, or

•

The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. The Group recognized an allowance for expected credit losses (ECLs) for all instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For debt instruments at fair value through OCI, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the internal credit rating of the debt instrument.

ii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings or payables, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, interest-bearing borrowings including bank overdrafts and share warrants.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include share warrants for which gain or loss is routed through profit or loss. For more details on share warrants, refer to Note 32.

Loans and borrowing

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. The EIR amortization is included as finance costs in the statement of profit or loss and other comprehensive loss. This category applies to interest-bearing borrowings, trade and other payables.

Treasury shares

Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium. Share options exercised during the reporting period are satisfied with treasury shares.

Cash and cash equivalents

Cash and cash equivalents

Cash and short-term deposits in the statement of financial position comprise cash at banks, payment gateways and on hand and short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value.

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term deposits, as defined above, net of outstanding bank overdrafts as they are considered an integral part of the Group’s cash management.

Inventories

Inventories

Inventories are valued at the lower of cost and net realizable value. Cost is determined on FIFO (First in First out) basis and net realizable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale. Inventories include tickets for amusement parks and attractions.

Impairment of non-financial assets

Impairment of non-financial assets

Assets that have an indefinite useful life, for example goodwill, are not subject to amortization and are tested at least annually or when there are indicators that an asset may be impaired, for impairment. Assets that are subject to depreciation and amortization are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or when annual impairment testing for an asset is required. Such circumstances include, though are not limited to, significant or sustained decline in revenues or earnings and material adverse changes in the economic environment.

Impairment test for goodwill is performed at the level of each CGU or groups of CGUs expected to benefit from acquisition-related synergies and represent the lowest level within the entity at which the goodwill is monitored for internal management purposes. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets.

An impairment loss is recognized whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. The recoverable amount of an asset is the greater of its fair value less costs to sell and value in use. To calculate value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market rates and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs. Fair value less costs to sell is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, less the costs of disposal. Impairment losses, if any, are recognized in the statement of profit or loss and other comprehensive loss as a component of depreciation and amortization expense.

An impairment loss in respect of goodwill is not reversed. Other impairment losses are only reversed to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined if no impairment loss had previously been recognized.

Provisions and contingencies

Provisions and contingencies

Provisions are recognized when the Group has a present obligation (legal or constructive), as a result of a past event, that is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount  of the obligation. The expense relating to any provision is presented in the statement of profit or loss and other comprehensive loss.

Contingent liabilities are recognized at their fair value only, if they were assumed as part of a business combination. Contingent assets are not recognized. However, when the realization of income is virtually certain, then the related asset is no longer a contingent asset, and is recognized as an asset. Information on contingent liabilities is disclosed in the notes to the consolidated financial statements, unless the possibility of an outflow of resources embodying economic benefits is remote.

Employment benefit plan

Employment benefit plan

The Group’s post-employment benefits include defined benefits plan and defined contribution plans. The Group also provides other benefits in the form of deferred compensation and compensated absences.

Under the defined benefit retirement plan, the Group provides obligation in the form of Gratuity under the Payment of Gratuity Act 1972 (India). Under the plan, a lump sum payment is made to eligible employees at retirement or termination of employment based on respective employee’s salary and years of service with the Group.

For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognized as an asset or liability in the statement of financial position. Scheme liabilities are calculated using the projected unit credit method and applying the principal actuarial assumptions as at the date of statement of financial position. Plan assets are assets that are qualifying insurance policies.

All expenses excluding remeasurements of the net defined benefit liability (asset), in respect of defined benefit plans are recognized in the statement of profit or loss and other comprehensive loss as incurred. Remeasurement, comprising actuarial gains and losses and the return on the plan assets (excluding amounts included in net interest on the net defined benefit liability (asset)), are recognized immediately in the statement of financial position with a corresponding debit or credit to retained earnings through OCI (Other comprehensive income) in the period in which they occurred. The remeasurements are not re-classified to profit or loss in subsequent years. The Group’s contribution to defined contribution plans are recognized in statement of profit or loss and other comprehensive loss as and when the services are rendered by employees. The Group has no further obligations under these plans beyond its periodic contributions.

The employees of the Group are entitled to compensated absences. The employees can carry forward up to the specified portion of the unutilized accumulated compensated absences and utilize it in future periods or receive cash at retirement or termination of employment. The Group records an obligation for compensated absences in the period in which the employee renders the services that increases this entitlement. The Group measures the expected cost of compensated absences as the additional amount that the Group expects to pay as a result of the unused entitlement that has accumulated at the end of the reporting period. The Group recognizes accumulated compensated absences based on actuarial valuation. Non-accumulating compensated absences are recognized in the period in which the absences occur. Any actuarial gains or losses are recognized in the statement of profit or loss and other comprehensive loss in the period in which they arise.

Share-based payments/ Restricted Stock Units (RSU's)

Share-based payments / Restricted stock units (RSUs)

Employees (including senior executives) of the Group receive part of their remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).

The cost of equity-settled transactions is determined at the fair value at the date when the grant is made using Black-Scholes valuation model, further details of which are given in Note 30.

That cost is recognized in employee benefits expense, together with a corresponding increase in equity (other capital reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has  expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss and other comprehensive loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest because service conditions have not been met.

Earnings (loss) per share

Earnings (loss) per share

The Group’s Earnings (Loss) per Share (‘EPS’) is determined based on the net profit/(loss) attributable to the shareholders’ of the parent company. Basic EPS is computed using the weighted average number of shares outstanding during the year.

Diluted EPS is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the year including convertible preference shares, share options and warrants (using the treasury stock method for options and warrants), except where the result would be anti-dilutive.

If the number of ordinary or potential ordinary shares outstanding increase as a result of a capitalization, bonus issue or share split, or decrease as a result of a reverse share split, the calculation of basic and diluted earnings per share for all periods presented is adjusted respectively, further details of which are given in Note 18.